(11) OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherAssetsLineItems [Line Items]
Contract asset of transmission	R$ 1,046,433	R$ 0
Current [Member]
DisclosureOfOtherAssetsLineItems [Line Items]
Advances - Fundacao CESP	3,929	7,851
Advances to suppliers	4,031	31,981
Pledges, funds and restricted deposits	77,442	159,291
Orders in progress	142,708	158,707
Services rendered to third parties	9,281	8,530
Energy pre-purchase agreements	0	0
Prepaid expenses	172,155	80,600
GSF Insurance Premium	13,701	19,629
Receivables - CDE	183,710	242,906
Advances to employees	22,287	19,658
Contract asset of transmission	23,535	0
Others	186,923	200,724
(-) Allowance for doubtful accounts (note 6)	(28,698)	(29,379)
Total	811,005	900,498
Noncurrent [Member]
DisclosureOfOtherAssetsLineItems [Line Items]
Advances - Fundacao CESP	6,797	6,797
Advances to suppliers	0	0
Pledges, funds and restricted deposits	524,461	621,489
Orders in progress	6,844	5,062
Services rendered to third parties	0	0
Energy pre-purchase agreements	25,390	26,260
Prepaid expenses	6,367	20,043
GSF Insurance Premium	5,782	17,359
Receivables - CDE	0	0
Advances to employees	0	0
Contract asset of transmission	226,117	0
Others	125,681	143,183
(-) Allowance for doubtful accounts (note 6)	0	0
Total	R$ 927,440	R$ 840,192